Note 13 - Income Taxes - Income Tax Expense (Benefit) Allocated to Continuing an Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Continuing operations income tax expense	$ 2,142	$ 263
Discontinued operations income tax benefit	(374)	(263)
Total income tax expense	$ 1,768	$ 0